Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Parenthetical) (Detail) - Canada [member] $ in Millions	Jun. 30, 2019 USD ($)
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Non-tax effected deductible temporary differences for which no deferred tax asset is recognized	$ 65
Capital losses [member]
Unrecognized deferred tax assets [line items]
Non-tax effected deductible temporary differences for which no deferred tax asset is recognized	$ 21